Schedule of Transition Expenses (Details) $ in Thousands	9 Months Ended
Sep. 30, 2021 USD ($)
Balance at December 31, 2020	$ 1,154
Transition expenses	2,474
Payments	(3,362)
Balance at September 30, 2021	266
Personnel [Member]
Balance at December 31, 2020	885
Transition expenses	1,044
Payments	(1,929)
Balance at September 30, 2021
Facilities and Infrastructure [Member]
Balance at December 31, 2020	269
Transition expenses	925
Payments	(1,164)
Balance at September 30, 2021	30
Legal [Member]
Balance at December 31, 2020
Transition expenses	505
Payments	(269)
Balance at September 30, 2021	$ 236